Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Office	Dec. 31, 2015 USD ($)
Accounting Policies [Abstract]
Percent of outstanding common stock owns	100.00%
Number of banking offices | Office	3
Cash reserves with the Federal Reserve Bank	$ 1,799,000	$ 1,114,000
Loans held for sale	3,291,000	2,722,000
Gain on SBA loans sold	$ 0	$ 0
Tax benefit likelihood percentage	50.00%